CASH DIVIDEND (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 17, 2014	Dec. 31, 2014
CASH DIVIDEND [Abstract]
Cash dividend	$ 40,999,308	$ 40,999,308
Dividend declared, per ordinary share	$ 0.022
Dividend declared, per American Depositary Share	$ 0.88